Comprehensive Income	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Comprehensive Income
(23)	Comprehensive Income:

FASB ASC 220, Comprehensive Income, established standards for reporting comprehensive income. Comprehensive income includes net income and other comprehensive net income which is defined as non-owner related transactions in equity. The following table sets forth the amounts of other comprehensive (loss) income included in stockholders’ equity along with the related tax effect for the years ended December 31, 2013, 2012 and 2011.

	Pre-Tax Amount	Tax Benefit (Expense)	Net of Tax Amount
December 31, 2013:
Unrealized holding gains (losses) on:
Available for sale securities	($16,012)	5,444	(10,568)
Derivatives	376	(128)	248
Reclassification adjustments for gains on:
Available for sale securities	(1,661)	565	(1,096)
Other than temporary impairment	400	(136)	264

	($16,897)	5,745	(11,152)

December 31, 2012:
Unrealized holding gains on:
Available for sale securities	$5,071	(1,723)	3,348
Derivatives	171	(58)	113
Reclassification adjustments for gains on:
Available for sale securities	(1,671)	567	(1,104)

	$3,571	(1,214)	2,357

December 31, 2011:
Unrealized holding gains on:
Available for sale securities	$12,637	(4,296)	8,341
Derivatives	(209)	71	(138)
Reclassification adjustments for gains on:
Available for sale securities	(2,897)	985	(1,912)
Other than temporary impairment	155	(53)	102

	$9,686	(3,293)	6,393